Related parties (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Jan. 31, 2019	Mar. 31, 2014	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2014
Related Party Transaction [Line Items]
Percent of gross sales due to related parties		2.00%				2.00%
Royalty expense			$ 17	$ 25	$ 20
Royalties payable			$ 3	$ 3	4
Affiliated entity
Related Party Transaction [Line Items]
License fees received					$ 32
Subsequent Event
Related Party Transaction [Line Items]
Royalty agreement term	20 years
Subsequent Event | Royalty agreement first ten years
Related Party Transaction [Line Items]
Percent of gross sales due to related parties	2.00%
Subsequent Event | Royalty agreement next ten years
Related Party Transaction [Line Items]
Percent of gross sales due to related parties	1.00%